Note 4 - Significant Accounting Policies (Details Textual) € in Thousands, $ in Thousands			1 Months Ended		6 Months Ended			12 Months Ended
	Nov. 17, 2021 EUR (€)	Nov. 17, 2021 USD ($)	May 31, 2022 EUR (€)	Nov. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Accumulated deficit					€ (208,096)			€ (147,081)	€ (83,123)
Proceeds from issue of ordinary shares				€ 142,334		$ 150,000
Net proceeds from second public offering	€ 142,334	$ 160,425			39,346	$ 41,534	€ 1,500
Second public offering
Statement Line Items [Line Items]
Net proceeds from second public offering			€ 39,300
Committed equity facility with Berenberg
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares					€ 122,000
Period over which shares are to be issued to Berenberg					24 months	24 months
Limit on the number of shares that Company may decide to sell to Berenberg on any given day, percentage of trading volume					20.00%	20.00%
IPO
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares				€ 142,334				€ 142,334	€ 0	€ 0